COMMITMENTS - License Agreements (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 02, 2022	Apr. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Licensing revenue				$ 0	$ 2,000	$ 2,000
Gaelan | Talicia
Disclosure of detailed information about intangible assets [line items]
Upfront payments received		$ 2
Licensing revenue						$ 2
Subscription Agreement [Member] | Kukbo Co. Ltd.
Disclosure of detailed information about intangible assets [line items]
Default amount	$ 5,000
Exclusive License Agreement [Member] | Kukbo Co. Ltd.
Disclosure of detailed information about intangible assets [line items]
Upfront payments received			$ 1,500
Milestones to be paid			$ 5,600
Default amount	$ 1,500